INCOME TAXES - Disclosure of detailed information about changes in temporary differences (Details) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	$ 0	$ 10,471
Recognized in profit or loss	0	10,471
Recognized directly in equity & oci	0	0
Deferred tax liability (asset) at end of period	0	0
Non-capital losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(6,669)	(10,708)
Recognized in profit or loss	(1,591)	(4,039)
Recognized directly in equity & oci	0	0
Deferred tax liability (asset) at end of period	(5,078)	(6,669)
PP&E
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	961	4,983
Recognized in profit or loss	961	4,022
Recognized directly in equity & oci	0	0
Deferred tax liability (asset) at end of period	0	961
Intangible assets other than goodwill
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	10
Recognized in profit or loss	(642)
Recognized directly in equity & oci	0
Deferred tax liability (asset) at end of period	652	10
Biological assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	170	961
Recognized in profit or loss	(1,585)	791
Recognized directly in equity & oci	0	0
Deferred tax liability (asset) at end of period	1,755	170
Inventories
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	5,367	15,200
Recognized in profit or loss	2,697	9,833
Recognized directly in equity & oci	0	0
Deferred tax liability (asset) at end of period	2,670	5,367
Lease Liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(1,038)	0
Recognized in profit or loss	506	1,038
Recognized directly in equity & oci	0	0
Deferred tax liability (asset) at end of period	(1,544)	(1,038)
Right-of-use lease assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	1,096	0
Recognized in profit or loss	(50)	(1,096)
Recognized directly in equity & oci	0	0
Deferred tax liability (asset) at end of period	1,146	1,096
Net Investment In Sublease
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	0
Recognized in profit or loss	(398)
Recognized directly in equity & oci	0
Deferred tax liability (asset) at end of period	398	0
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	103	35
Recognized in profit or loss	102	(78)
Recognized directly in equity & oci	0	0
Deferred tax liability (asset) at end of period	1	103
Other temporary differences and intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	$ 113
Deferred tax liability (asset) at end of period		$ 113